Basic and Diluted Net Loss (Income) Per Share (Tables)	12 Months Ended
Dec. 31, 2025
Basic and Diluted Net Loss (Income) Per Share [Abstract]
Schedule of Number of Ordinary Shares and Loss Used in the Computation of Net Loss Per Share	Details of the number of ordinary shares and loss used in the computation of net loss per share:
	Year ended December 31,
	2025	2024	2023
Basic and diluted (Earnings) Losses per ordinary share
Net (income) loss	8,307	(4,796)	6,500
Less - Undistributed income allocable to preferred shares due to their redemption feature	8,307	(4,796)	-
Net (income) loss applicable to ordinary shareholders	-	-	6,500
Weighted average number of shares used in the computation of basic and diluted (income) loss per ordinary share	9,339,460,965	3,225,472,266	1,562,627,495
Basic and diluted (Earnings) Losses per ordinary share	0.0009	-	0.004

Schedule of Diluted Weighted Average Number of Shares Outstanding Because they are Anti – Diluted	The following items have been excluded from the diluted weighted average number of shares outstanding because they are anti – diluted:
	Year ended December 31,
	2025	2024	2023

Share Options	510,428,400	97,228,400	98,491,200
Restricted share units	1,369,284,729	424,732,329	214,729,600
Warrants	3,069,812,444	2,231,316,096	1,100,500,800
Preferred shares	1,456,000,000	1,456,000,000	-